Equity affiliates, other investments and related parties - Compensation (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) employee	Jul. 04, 2019
Related party transactions [abstract]
Number of people | employee		107,776		104,460		98,277
Direct or indirect compensation		$ 15,000		$ 17,700		$ 15,600
Pension expense		(4,900)		2,500		10,800
Share-based payments expense		8,700		12,600		6,500
Severance provision		113,300		117,000		119,700
Number of times employee's salary exceeds annual ceiling to be impacted by ordonnance							8
Directors' fees	€ 1,400	$ 1,570	€ 1,400	$ 1,650	€ 1,280	$ 1,440
Executive officers and members of the Board of Directors
Related party transactions [abstract]
Number of people | employee		15		15		15
Directors of corporate functions in Group Performance Management Committee
Related party transactions [abstract]
Number of people | employee		4		4		4